SCHEDULES OF ESTIMATED LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2025
Warehouse Equipment [Member]
Property, plant and equipment, useful life	7 years
Minimum [Member] | Building and Building Improvements [Member]
Property, plant and equipment, useful life	10 years
Minimum [Member] | Office Furniture and Equipment [Member]
Property, plant and equipment, useful life	3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, plant and equipment, useful life	25 years
Maximum [Member] | Office Furniture and Equipment [Member]
Property, plant and equipment, useful life	5 years